SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Reconciliation of net loss per ordinary share

Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Three Months
	Ended
	May 31,
	2020	2019
Net (loss) income	$(155,766)	$338,426
Less: Income attributable to ordinary shares subject to possible redemption	(81,739)	(366,475)
Adjusted net loss	$(237,505)	$(28,049)

Weighted average ordinary shares outstanding, basic and diluted	2,704,587	2,602,465

Basic and diluted net loss per ordinary share	$(0.09)	$(0.01)

		For the Period
		from March
		20, 2018
	Year	(inception)
	Ended	through
	February 29,	February 28,
	2020	2019
Net income	$617,903	$574,131
Less: Income attributable to ordinary shares subject to possible redemption	(1,163,534)	(650,811)
Adjusted net loss	$(545,631)	$(76,680)

Weighted average ordinary shares outstanding, basic and diluted	2,610,315	2,039,690

Basic and diluted net loss per ordinary share	$(0.21)	$(0.04)